Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables, prepayments and deposits
Prepayments	$ 7,038	$ 3,767
Purchase rebates	191	173
Leasehold land deposit (Note 13)	930
Deposits	905	898
Value-added tax receivables	14,957	8,760
Interest receivables	283	537
Others	2,482	1,634
Total	$ 26,786	$ 15,769